Inventories (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 16,971	$ 0
Work in progress	0	0
Finished goods	1,221,345	1,487,683
Inventory net	$ 1,238,316	$ 1,487,683